DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF DERIVATIVE LIABILITIES

At origination and subsequent revaluations, the Company valued the derivative liabilities using the Black-Scholes options pricing model under the following assumptions as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Risk-free interest rate	0.73%	0.13-0.36%
Expected options life	1 - 2 yrs	1-3 yrs
Expected dividend yield	-	-
Expected price volatility	341%	693%

Coroware, Inc. and Subsidiaries [Member]
SUMMARY OF DERIVATIVE LIABILITIES

At origination and subsequent revaluations, the Company valued the derivative liabilities using the Black-Scholes options pricing model under the following assumptions as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021

Risk-free interest rate	2.12 - 2.37%	0.73%
Expected options life	1.75 – 2.48 yrs	1 - 3 yrs
Expected dividend yield	-	-
Expected price volatility	362.89-335.27%	693.00%